The GDL Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 74.1%

	Automotive: Parts and Accessories — 1.9%
44,510	Haldex AB	$296,820
45,000	WABCO Holdings Inc.†	5,932,350

		6,229,170

	Building and Construction — 1.1%
40,000	Lennar Corp., Cl. B	1,564,800
50,000	USG Corp.	2,165,000

		3,729,800

	Business Services — 0.8%
92,138	Clear Channel Outdoor Holdings Inc., Cl. A†	492,938
87,000	exactEarth Ltd.†	28,971
26,029	Nice SpA	101,902
121,888	Travelport Worldwide Ltd.	1,917,298

		2,541,109

	Cable and Satellite — 0.9%
27,628	Liberty Global plc, Cl. A†	688,490
60,000	Liberty Global plc, Cl. C†	1,452,600
14,000	Liberty Latin America Ltd., Cl. A†	270,760
31,000	Liberty Latin America Ltd., Cl. C†	602,950

		3,014,800

	Computer Software and Services — 9.3%
150,000	Attunity Ltd.†	3,517,500
10,000	Business & Decision†	83,122
59,000	First Data Corp., Cl. A†	1,549,930
70,000	Gemalto NV†	4,003,096
54,000	Luxoft Holding Inc.†	3,170,340
200,000	MYOB Group Ltd.	472,894
45,000	Red Hat Inc.†	8,221,500
3,300	Rockwell Automation Inc.	579,018
28,500	The Ultimate Software Group Inc.†	9,408,705

		31,006,105

	Diversified Industrial — 2.5%
166,453	Multi-Color Corp.	8,304,340

	Electronics — 0.5%
3,400	Alimco Financial Corp.†	31,433
73,000	Bel Fuse Inc., Cl. A	1,564,390

		1,595,823

	Energy and Utilities — 2.9%
35,000	Alvopetro Energy Ltd.†	12,048
62,400	American Midstream Partners LP	322,608
4,700	Avista Corp.	190,914
6,000	Connecticut Water Service Inc.	411,900
45,000	Endesa SA	1,147,892
460,000	Gulf Coast Ultra Deep Royalty Trust	12,880
150,000	InfraREIT Inc., REIT†	3,145,500
20,000	Noble Energy Inc.	494,600
2,500	NRG Energy Inc.	106,200

Shares		Market Value
1,500	Valener Inc.	$29,352
500,000	ZCL Composites Inc.	3,734,052

		9,607,946

	Entertainment — 2.2%
1,666	Fox Corp., Cl. A†	61,159
55,000	Fox Corp., Cl. B†	1,973,400
40,000	International Speedway Corp., Cl. A	1,745,200
2,000	SFX Entertainment Inc.†(a)	0
80,000	Tribune Media Co., Cl. A	3,691,200

		7,470,959

	Financial Services — 15.4%
5,379,886	Earthport plc†	2,557,580
100,000	Ellie Mae Inc.†	9,869,000
70,000	Gluskin Sheff + Associates Inc.	751,674
400,000	Jardine Lloyd Thompson Group plc	9,971,606
110,000	MoneyGram International Inc.†	224,400
5,000	Navient Corp.	57,850
50,000	Oaktree Capital Group LLC	2,482,500
2,500	Oslo Bors VPS Holding ASA	45,797
2,500	SLM Corp.	24,775
700,000	Solium Capital Inc.†	9,994,388
220,000	The Navigators Group Inc.	15,371,400

		51,350,970

	Food and Beverage — 0.4%
9,000	Dairy Crest Group plc	72,794
20,000	Keurig Dr Pepper Inc.	559,400
1,400,000	Premier Foods plc†	663,732
1,500,000	Yashili International Holdings Ltd.†	204,460

		1,500,386

	Health Care — 14.8%
100,000	Akorn Inc.†	352,000
50,000	AstraZeneca plc, ADR	2,021,500
925,000	BTG plc†	10,053,824
140,000	Celgene Corp.†	13,207,600
50,000	Clementia Pharmaceuticals Inc.†	1,305,000
400,000	Healthscope Ltd.	690,169
35,000	Idorsia Ltd.†	615,817
481,280	Immune Design Corp.†	2,815,488
200,000	Nightstar Therapeutics plc, ADR†	5,074,000
50,000	Osiris Therapeutics Inc.†	950,000
450,000	Pacific Biosciences of California Inc.†	3,253,500
75,000	Spark Therapeutics Inc.†	8,541,000
10,000	Stallergenes Greer plc†	409,441

		49,289,339

	Hotels and Gaming — 3.4%
420,000	Belmond Ltd., Cl. A†	10,470,600
36,554	Bluegreen Vacations Corp.	543,192
18,000	Cherry AB, Cl. B†	168,630

The GDL Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
5,000	Mr. Green & Co. AB.	$37,108

		11,219,530

	Machinery — 0.2%
19,000	CNH Industrial NV	193,184
300,000	UQM Technologies Inc.†	495,000

		688,184

	Metals and Mining — 3.1%
65,000	Alamos Gold Inc., Cl. A	330,200
880,000	Goldcorp Inc.	10,067,200

		10,397,400

	Publishing — 0.0%
10,000	Telegraaf Media Groep NV†(a)	67,305

	Real Estate — 0.7%
150,000	MedEquities Realty Trust Inc., REIT	1,669,500
2,000	Tier REIT Inc., REIT.	57,320
8,000	Vastned Retail Belgium NV, REIT	445,113

		2,171,933

	Semiconductors — 6.8%
350,000	Integrated Device Technology Inc.†	17,146,500
32,000	Mellanox Technologies Ltd.†	3,787,520
21,000	NXP Semiconductors NV	1,856,190

		22,790,210

	Specialty Chemicals — 0.0%
8,900	SGL Carbon SE†	78,621
200	Versum Materials Inc.	10,062

		88,683

	Telecommunications — 6.2%
402,000	ARRIS International plc†	12,707,220
550,000	Asia Satellite Telecommunications Holdings Ltd.	455,417
2,500	Finisar Corp.†	57,925
100,000	Inmarsat plc.	722,863
175,000	Koninklijke KPN NV	554,764
1,000	Loral Space & Communications Inc.†	36,050
21,000	Parrot SA†	75,146
6,200	Quantenna Communications Inc.†	150,846
58,000	Sprint Corp.†	327,700
119,600	Telenet Group Holding NV	5,752,864

		20,840,795

	Transportation — 0.4%
40,000	Abertis Infraestructuras SA†	823,817
2,000	XPO Logistics Europe SA	646,131

		1,469,948

Shares		Market Value

	Wireless Communications — 0.6%
30,000	T-Mobile US Inc.†	$2,073,000

	TOTAL COMMON STOCKS	247,447,735

	CLOSED-END FUNDS — 0.2%
10,000	Altaba Inc.†	741,200

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
2,968	Steel Partners Holdings LP, Ser. A, 6.000%	64,198

	RIGHTS — 0.1%
	Entertainment — 0.0%
225,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
187,200	Adolor Corp., CPR, expire 07/01/19†(a)	0
79,391	Ambit Biosciences Corp., CVR†(a)	160,767
201,600	American Medical Alert Corp., CPR†(a)	2,016
30,000	Corium International CVR†(a)	5,400
300,000	Innocoll, CVR†(a)	3
23,000	Ocera Therapeutics, CVR†(a)	8,970
100	Omthera Pharmaceuticals Inc.†(a)	0
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
11,000	Tobira Therapeutics Inc.†(a)	660

		177,816

	Metals and Mining — 0.0%
419,000	Pan American Silver Corp., CVR†	125,700

	Specialty Chemicals — 0.0%
25,772	A. Schulman Inc., CVR†(a)	13,479

	TOTAL RIGHTS	316,995

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$17,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	7,310

The GDL Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 25.6%
$85,908,000	U.S. Treasury Bills, 2.382% to 2.537%††, 04/11/19 to 09/19/19(c)	$85,414,795

	PURCHASED OPTIONS — 0.0% (Cost $283,047)	80,550
	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $336,405,178)	$334,072,783

Shares

	SECURITIES SOLD SHORT — (6.7)%
	Building and Construction — (0.5)%
32,500	Lennar Corp., Cl. A	$1,595,425

	Computer Software and Services — (0.4)%
14,998	Fiserv Inc.†	1,324,023

	Financial Services — (0.4)%
26,925	Brookfield Asset Management Inc., Cl. A	1,256,051

	Health Care — (1.9)%
135,000	Bristol-Myers Squibb Co.	6,440,850

	Metals and Mining — (3.1)%
288,640	Newmont Mining Corp.	10,324,653

	Real Estate — (0.4)%
35,250	Omega Healthcare Investors Inc., REIT	1,344,788

	TOTAL SECURITIES SOLD SHORT (Proceeds received $21,654,253)(d)	$22,285,790

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)	At March 31, 2019, $76,360,000 of the principal amount was pledged as collateral for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(d)	At March 31, 2019, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
CPR	Contingent Payment Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	77.4%	$258,704,836
Europe.	22.0	73,545,007
Asia/Pacific	0.6	1,822,940

Total Investments — Long Positions	100.0%	$334,072,783

Short Positions
North America	(6.7)%	$(22,285,790)

Total Investments — Short Positions	(6.7)%	$(22,285,790)

*	Total investments exclude securities sold short.

The GDL Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

As of March 31, 2019, options purchased outstanding were as follows:

OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.0%
Bristol-Myers Squibb Co.	60	$286,260	$52.50	04/18/19	$720
Bristol-Myers Squibb Co.	650	3,101,150	52.50	05/17/19	30,550
Bristol-Myers Squibb Co.	640	3,053,440	52.50	06/21/19	49,280

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED					$80,550

TOTAL OPTIONS PURCHASED					$80,550

As of March 31, 2019, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	13,532,295	CAD	18,100,000	State Street Bank and Trust Co.	04/26/19	$(21,405)
USD	23,799,582	GBP	18,000,000	State Street Bank and Trust Co.	04/26/19	323,330
USD	13,799,310	EUR	12,200,000	State Street Bank and Trust Co.	04/26/19	82,625
USD	412,747	SEK	3,800,000	State Street Bank and Trust Co.	04/26/19	3,201
USD	357,262	AUD	500,000	State Street Bank and Trust Co.	04/26/19	2,047

						$389,798

As of March 31, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2020	$156,519	$(68)	—	$(68)

								$(68)

4